S-K 1602(c) Dilution	Sep. 30, 2026 USD ($) $ / shares
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
No Redemption [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.06)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	5.89
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	4.17
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.83
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (471,543)
Net Tangible Book Value, Proceeds from Offering	115,220,960
Net Tangible Book Value, Adjusted	$ 111,494,785
No Redemption [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.06)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	5.87
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	4.19
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.81
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (471,543)
Net Tangible Book Value, Proceeds from Offering	100,145,960
Net Tangible Book Value, Adjusted	96,803,185
No Redemption [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(3,737,500)
No Redemption [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(3,250,000)
No Redemption [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(104,100)
No Redemption [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	482,868
No Redemption [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 482,868
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.06)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	0.09
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	9.97
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.03
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (471,543)
Net Tangible Book Value, Proceeds from Offering	115,220,960
Net Tangible Book Value, Adjusted	$ 232,285
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 9.97
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.06)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	0.07
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	9.99
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.01
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (471,543)
Net Tangible Book Value, Proceeds from Offering	100,145,960
Net Tangible Book Value, Adjusted	$ 53,185
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 9.99
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (115,000,000)
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(100,000,000)
Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(104,100)
Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	482,868
Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 482,868
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.06)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	5.21
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	4.85
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.15
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (471,543)
Net Tangible Book Value, Proceeds from Offering	115,220,960
Net Tangible Book Value, Adjusted	$ 83,679,160
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 4.85
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.06)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	5.19
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	4.87
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.13
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (471,543)
Net Tangible Book Value, Proceeds from Offering	100,145,960
Net Tangible Book Value, Adjusted	$ 72,615,685
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 4.87
Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (28,750,000)
Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(25,000,000)
Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(2,803,125)
Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(2,437,500)
Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(104,100)
Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	482,868
Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 482,868
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.06)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	4.24
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	5.82
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.18
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (471,543)
Net Tangible Book Value, Proceeds from Offering	115,220,960
Net Tangible Book Value, Adjusted	$ 55,863,535
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 5.82
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.06)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	4.22
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	5.84
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.16
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (471,543)
Net Tangible Book Value, Proceeds from Offering	100,145,960
Net Tangible Book Value, Adjusted	$ 48,428,185
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 5.84
Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (57,500,000)
Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(50,000,000)
Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(1,868,750)
Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(1,625,000)
Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(104,100)
Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	482,868
Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 482,868
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.06)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	2.73
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	7.33
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 2.67
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (471,543)
Net Tangible Book Value, Proceeds from Offering	115,220,960
Net Tangible Book Value, Adjusted	$ 28,047,910
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 7.33
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.06)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	2.71
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	7.35
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 2.65
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (471,543)
Net Tangible Book Value, Proceeds from Offering	100,145,960
Net Tangible Book Value, Adjusted	$ 24,240,685
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 7.35
Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (86,250,000)
Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(75,000,000)
Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(934,375)
Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(812,500)
Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(104,100)
Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	482,868
Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 482,868